Stock Issued	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Stock Issued

Note 9: Stockholders’ Equity

On July 18, 2012, the Company issued 3,500,000 common shares to David Janisch and 3,500,000 common shares to James Djen as payments for direct fees. The fair value of the services rendered by each director was $700. Based on 3,500,000 common shares @ $0.0002 per share, the fair value of each director fee was determined at $700. The director fees totaled to 7,000,000 common shares @ $0.0002 per share at $1,400.

On July 23, 2012, the Company issued an aggregate of 75,000,000 common shares to Macbeam Inc., Bia Mac and Theresa Quach in exchange for certain assets per a purchase agreement entered by the Company.

Note 8:  Stock Issuance

On October 25, 2012, the Company issued 675,000 common shares to the investors of the Private Placement Offering Memorandum for the $67,500 received prior to this issuance.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 260,000 common shares at $0.1000 per share.

On November 2, 2012, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On January 23, 2013, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On February 19, 2013, the Company issued 1,000,000 common shares at a price of $0.10 per share for a total of $100,000 through a Private Placement Offering.